Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents		$ 2,524.3	$ 1,420.4
Investments		3,014.8	2,595.2
Premiums receivable, net		1,753.1	1,623.0
Other receivables, net		2,443.2	2,065.9
Accrued investment income		227.7	223.9
Collateral received under securities lending agreements		0.0	826.9
Income taxes receivable		260.4	372.7
Deferred income taxes		0.0	443.0
Other current assets		2,515.0	2,193.0
Total current assets		12,738.5	11,764.0
Long-term investments		21,664.8	22,193.9
Reinsurance recoverables		723.9	751.4
Goodwill	[1]	10,636.8	10,613.2
Other acquired intangible assets, net		1,688.3	1,948.3
Property and equipment, net		629.7	669.8
Other long-term assets		1,307.0	1,130.0
Separate Accounts Assets		4,035.1	4,331.5
Total assets		53,424.1	53,402.1
Current liabilities:
Health care costs payable		6,305.7	5,621.1
Future policy benefits		671.8	705.9
Unpaid claims		772.3	745.3
Unearned premiums		549.2	519.5
Policyholders' funds		2,262.5	1,984.5
Collateral payable under securities lending and repurchase agreements		0.0	1,028.6
Short term debt		0.0	500.0
Current portion of long-term debt		0.0	229.3
Accrued expenses and other current liabilities		4,920.0	4,022.3
Total current liabilities		15,481.5	15,356.5
Future policy benefits		6,268.2	6,427.4
Unpaid claims		1,655.6	1,650.6
Policyholders' funds		885.6	1,163.2
Long-term debt, less current portion		7,828.0	7,852.0
Deferred income taxes		177.4	867.5
Other long-term liabilities		914.1	1,201.6
Separate Accounts liabilities		4,035.1	4,331.5
Total liabilities		37,245.5	$ 38,850.3
Commitments and contingencies (Note 19)
Shareholders' equity:
Common stock ($.01 par value; 2.5 billion shares authorized and 349.5 million shares issued and outstanding in 2015; 2.6 billion shares authorized and 349,8 million shares issued and outstanding in 2014) and additional paid-in capital		4,647.2	$ 4,542.2
Retained earnings		12,797.4	11,051.7
Accumulated other comprehensive loss		(1,330.3)	(1,111.3)
Total Aetna shareholders' equity		16,114.3	14,482.6
Non-controlling interests		64.3	69.2
Total equity		16,178.6	14,551.8
Total liabilities and equity		$ 53,424.1	$ 53,402.1

[1]	At both December 31, 2015 and 2014, $113 million was assigned to the Group Insurance segment, with the remainder assigned to the Health Care segment.